Segment reporting (Tables)	9 Months Ended
Sep. 30, 2021
Operating Segments [Abstract]
Segment As Adjusted EBITDA	The Chief Operating Decision Maker (“CODM”) of the Company considers there to be one reporting and operating segment, being “Frozen Foods” and is reflected in the segment presentation below for the periods presented.

		For the three months ended September 30,		For the nine months ended September 30,
		2021	2020	2021	2020
	Note	€m	€m	€m	€m
Profit for the period		51.7	56.4	152.2	166.4
Taxation		13.9	14.9	42.2	48.7
Net financing costs	7	15.0	15.7	90.4	44.2
Depreciation & amortization		17.1	16.9	50.7	51.6
EBITDA		97.7	103.9	335.5	310.9
Acquisition purchase price adjustments		—	—	2.3	—
Exceptional items	6	6.5	2.5	21.6	27.3
Other add-backs		9.0	2.3	14.4	9.2
Adjusted EBITDA		113.2	108.7	373.8	347.4

External Revenue by Geography	External revenue by geography

	For the three months ended September 30,		For the nine months ended September 30,
	2021	2020	2021	2020
	€m	€m	€m	€m
United Kingdom	182.6	173.8	564.3	555.2
Italy	90.2	88.7	310.0	311.4
Germany	86.1	86.1	288.5	285.2
France	45.0	47.4	139.8	150.1
Sweden	36.9	39.6	110.9	119.4
Austria	24.2	26.7	93.4	91.9
Norway	32.1	31.2	90.6	84.6
Spain	20.5	19.4	57.8	63.3
Rest of Europe	81.8	63.4	247.3	197.1
Total external revenue by geography	599.4	576.3	1,902.6	1,858.2